ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2026
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	March 31,	March 31,
	2026	2025
Customer security deposit (1)	$59,622	$64,101
Service fees payable (2)	84,472	114,839
Rent payable	26,309	14,390
Due to employees and other	8,620	21,300
Others	17,711	19,253
Accrued expenses and other current liabilities	$196,734	$233,883

(1)	Customer security deposit mainly includes deposits paid by customers of leasing equipment business.

(2)	Service fees payable primarily includes unpaid audit, legal and accounting related professional service fees.